SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	$ (80,497,296)	$ (56,096,366)	$ (50,609,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on repurchase of convertible senior notes				$ (10,300,000)
Amortization of convertible senior notes	0	0	15,934
Others	187,638	166,414	112,339
Changes in operating assets and liabilities:
Advance from suppliers	47,741,203	245,646	495,461
Amounts due from subsidiaries	(2,105,795)	2,732,663	(16,980,025)
Net cash provided by (used in) operating activities	12,111,127	(62,502,409)	(103,145,212)
Investing activities:
Purchase of PPE	(3,066,360)	(20,193,342)	(40,901,214)
Net cash (used in) investing activity	102,970,286	7,289,656	2,196,514
Financing activities:
Payment of convertible senior notes repurchase	0	0	(1,500,000)	(15,700,000)
Net cash used in financial activities	(91,125,629)	49,656,574	(30,895,326)
Net increase (decrease) in cash and cash equivalents	(13,658,751)	(12,216,589)	(129,016,840)
Cash and cash equivalents at the beginning of the year	42,078,988	54,295,577	183,312,417
Cash and cash equivalents at the end of the year	28,420,237	42,078,988	54,295,577	183,312,417
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Agreement	0	0	(2,097,340)
Parent Company [Member]
Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	(77,399,094)	(56,495,229)	(50,609,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in gains/losses of subsidiaries	77,102,507	56,215,596	50,695,469
Share-based compensation	0	0	0
Gain on repurchase of convertible senior notes	0	0	0
Amortization of convertible senior notes	0	0	15,934
Others	690	813	0
Changes in operating assets and liabilities:
Advance from suppliers	(90,667)	0	0
Other receivables	0	153,649	(61,798)
Other liabilities	(285,180)	260,010	(752,627)
Amounts due from subsidiaries	594,105	(420,962)	2,318,743
Net cash provided by (used in) operating activities	(77,639)	(286,123)	1,606,640
Investing activities:
Purchase of PPE	0	0	(3,511)
Net cash (used in) investing activity	0	0	(3,511)
Financing activities:
Payment of convertible senior notes repurchase	0	0	(1,500,000)
Net cash used in financial activities	0	0	(1,500,000)
Net increase (decrease) in cash and cash equivalents	(77,639)	(286,123)	103,129
Cash and cash equivalents at the beginning of the year	115,557	401,680	298,551
Cash and cash equivalents at the end of the year	37,918	115,557	401,680	$ 298,551
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Agreement	$ 0	$ 0	$ 0